Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

GrowGeneration is the largest chain of hydroponic garden centers in North America and is a leading marketer and distributor of nutrients, growing media, advanced indoor and greenhouse lighting, ventilation systems and accessories for hydroponic gardening. As of March 31, 2020, the Company owns and operates a chain of twenty seven (27) retail hydroponic/gardening stores, with five (5) located in the state of Colorado, four (4) in the state of California, four (4) in the state of Michigan, two (2) in the state of Nevada, one (1) in the state of Washington, one (1) in the state of Oregon, four (4) in the State of Oklahoma, one (1) in the state of Rhode Island, three (3) in Maine, (1) in Florida, one (1) distribution center in California and an online e-commerce store, GrowGen.Pro. In addition, we operate a warehouse out of Sacramento, CA. Our plan is to acquire, open and operate hydroponic/gardening stores and related businesses throughout the United States and Canada.

The Company engages in its business through its wholly-owned subsidiaries, GrowGeneration Pueblo Corp, GrowGeneration California Corp, GrowGeneration Nevada Corp, GrowGeneration Washington Corp, GrowGeneration Rhode Island Corp, GrowGeneration Oklahoma Corp, GrowGeneration Canada, GrowGeneration HG Corp, GrowGeneration Hemp Corp, GGen Distribution Corp, GrowGeneration Michigan Corp, GrowGeneration New England Corp, GrowGeneration Florida Corp and GrowGeneration Management Corp.

1.	NATURE OF OPERATIONS

GrowGeneration Corp (the "Company") was incorporated on March 6, 2014 in Colorado under the name of Easylife Corp and changed its name to GrowGeneration Corp. It maintains its principal office in Denver, Colorado.

GrowGeneration is the largest chain of hydroponic garden centers in North America and is a leading marketer and distributor of nutrients, growing media, advanced indoor and greenhouse lighting, ventilation systems and accessories for hydroponic gardening. As of March 27, 2020, the Company owns and operates a chain of twenty seven (27) retail hydroponic/gardening stores, with five (5) located in the state of Colorado, four (4) in the state of California, four (4) in the state of Michigan, two (2) in the state of Nevada, one (1) in the state of Washington, one (1) in the state of Oregon, four (4) in the State of Oklahoma, one (1) in the state of Rhode Island, three (3) in Maine, (1) in Florida, one (1) distribution center in California and an online e-commerce store, GrowGen.Pro. In addition, we operate a warehouse out of Sacramento, CA. Our plan is to acquire, open and operate hydroponic/gardening stores and related businesses throughout the United States and Canada.

The Company engages in its business through its wholly owned subsidiaries, GrowGeneration Pueblo Corp, GrowGeneration California Corp, Grow Generation Nevada Corp, GrowGeneration Washington Corp, GrowGeneration Rhode Island Corp, GrowGeneration Oklahoma Corp, GrowGeneration Canada, GrowGeneration HG Corp, GrowGeneration Hemp Corp, GGen Distribution Corp, GrowGeneration Michigan Corp, GrowGeneration New England Corp, GrowGeneration Florida Corp and GrowGeneration Management Corp.